Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Cost of sales	€ 650,087	€ 680,235	€ 564,832